Earnings Per Share	6 Months Ended
Sep. 30, 2025
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Earnings Per Share

15	EARNINGS PER SHARE
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the six months ended September 30, 2025 and 2024.

	For the six months ended September 30,
	2025	2024

	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥742,848	¥250,215
Weighted average number of common stock in issue (in thousands of shares)	3,856,964	3,924,763

Basic earnings per share	¥192.60	¥63.75

Diluted:
Profit attributable to the common shareholders of the Company	¥742,848	¥250,215
Impact of dilutive potential ordinary shares issued by subsidiaries and associates	—	(2)

Net profit used to determine diluted earnings per share	¥742,848	¥250,213

Weighted average number of common stock in issue (in thousands of shares)	3,856,964	3,924,763
Adjustments for stock options (in thousands of shares)	788	987

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	3,857,752	3,925,750

Diluted earnings per share	¥192.56	¥63.74
As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of
its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Basic and diluted earnings per share are calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2025.